Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Accounts Receivable [Abstract]
Allowance for expected credit losses	¥ 6	$ 1